Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Allowance for Credit Losses
Movements in the allowance for credit losses during the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31, 2022
	Investment in finance leases	Notes receivable	Loans receivable	Total
Allowance for credit losses at beginning of period	$71,292	$40,964	$5,291	$117,547
Current period provision for expected credit losses	(11,483)	122,568	(1,393)	109,692
Write-offs charged against the allowance	(36,784)	(52,594)	—	(89,378)
Allowance for credit losses at end of period	$23,025	$110,938	$3,898	$137,861

	Year Ended December 31, 2021
	Investment in finance leases	Notes receivable	Loans receivable	Total
Allowance for credit losses at beginning of period	$59,663	$7,490	$—	$67,153
Initial credit provision related to GECAS purchased financial assets with credit deterioration	9,944	—	1,423	11,367
Current period provision for expected credit losses	1,685	78,144	3,868	83,697
Write-offs charged against the allowance	—	(44,670)	—	(44,670)
Allowance for credit losses at end of period	$71,292	$40,964	$5,291	$117,547

Financing Receivables Grouped by Credit Risk
The tables below present Financing Receivables carried at amortized cost basis, gross of allowance for credit losses, grouped into the three credit risk categories for the years ended December 31, 2022 and 2021. Category A is considered an excellent or high-credit-quality airline customer; Category B is considered a good-credit-quality airline customer; and those airline customers in Category C are considered marginal.

	As of December 31, 2022
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$292	$486	$601	$1,379
Notes receivable	—	18	579	597
Loans receivable	16	329	10	355
Total	$308	$833	$1,190	$2,331

	As of December 31, 2021
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$534	$1,247	$219	$2,000
Notes receivable	—	26	632	658
Loans receivable	12	161	236	409
Total	$546	$1,434	$1,087	$3,067